Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated August 15, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

The supplement dated August 10, 2017 to the Prospectus dated May 1, 2017, as amended July 1, 2017 is deleted in its entirety and replaced with the following:

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         FEE AND EXPENSE CHANGES TO THE SMALL CAP EQUITY FUND

Under the heading “Fees and Expenses”, on page 113, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.93%	0.93%
Other expenses	0.07%	0.34%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	1.01%	1.28%
Fee waiver(1)	(0.01)%	(0.01)%
Total annual Fund operating expenses (after fee waiver)(2)	1.00%	1.27%
(1) The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund's investment of cash balances in the Money Market Fund through April 30, 2018. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.
(2) The expense information in the table has been restated to reflect current fees.

Under the heading “Fees and Expenses”, on page 113, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$102	$129
3 Years	$321	$405
5 Years	$557	$701
10 Years	$1,235	$1,544

SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated August 15, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

The supplement dated August 10, 2017 to the Prospectus dated May 1, 2017, as amended July 1, 2017 is deleted in its entirety and replaced with the following:

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         FEE AND EXPENSE CHANGES TO THE SMALL CAP EQUITY FUND

Under the heading “Fees and Expenses”, on page 113, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.93%	0.93%
Other expenses	0.07%	0.34%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	1.01%	1.28%
Fee waiver(1)	(0.01)%	(0.01)%
Total annual Fund operating expenses (after fee waiver)(2)	1.00%	1.27%
(1) The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund's investment of cash balances in the Money Market Fund through April 30, 2018. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.
(2) The expense information in the table has been restated to reflect current fees.

Under the heading “Fees and Expenses”, on page 113, the Expense Example table is deleted in its entirety and replaced with the following:

	Institutional Class	Investor Class
1 Year	$102	$129
3 Years	$321	$405
5 Years	$557	$701
10 Years	$1,235	$1,544

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
SMALL CAP EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	$ 1,235
SMALL CAP EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	701
10 Years	rr_ExpenseExampleYear10	$ 1,544

[1]	The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund’s investment of cash balances in the Money Market Fund through April 30, 2018. This contractual waiver can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	The expense information in the table has been restated to reflect current fees.